Leasing Arrangements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Number of years remaining on current lease agreements high end of range	37
Accumulated deferred taxes arising from leveraged leases	$ 1.0	$ 1.2
Rent expense under operating leases	$ 2.6	$ 2.5	$ 2.5